Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 24, 2022
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2022
Prospectus Date	rr_ProspectusDate	Dec. 03, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 24, 2022 to the Prospectus dated December 3, 2021 for the Milliman Money Market Fund (the “Fund”)

1.	The following information replaces in its entirety the information appearing under the headings “Fees and Expenses of the Fund” and “Example” in the “Fund Summary” section of the prospectus for the Fund:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.19%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.54%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Limitations(3)(4)	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitations	0.43%

(1)	The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least December 31, 2022 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees (the “Board”). Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets (the “Fund Expense Limitation Agreement”) until at least December 31, 2022. During its term, the Fund Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.
(4)	Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 30, 2022 (the “Portfolio Expense Limitation Agreement,” and together with the Fund Expense Limitation Agreement, the “Expense Limitation Agreements”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreements remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years
Class 3	$44	$257

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.

2.	The following information replaces in its entirety the third paragraph appearing under the heading “Management and Organization – Investment Adviser” in the prospectus for the Fund:

For services provided under the Advisory Agreement, Milliman receives from the Fund an annual fee, paid monthly, equal to 0.03% of the average daily net assets of the Fund. However, Milliman has contractually agreed to waive its management fee until at least December 31, 2022. This contract cannot be terminated or modified without the consent of the Board. Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets until at least December 31, 2022. During its term, the expense limitation agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

Investors should retain this supplement for future reference.

Milliman Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(1)	The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least December 31, 2022 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees (the “Board”). Milliman has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund’s average daily net assets (the “Fund Expense Limitation Agreement”) until at least December 31, 2022. During its term, the Fund Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.
(4)	Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 30, 2022 (the “Portfolio Expense Limitation Agreement,” and together with the Fund Expense Limitation Agreement, the “Expense Limitation Agreements”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreements remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Milliman Money Market Fund | Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257